PIMCO Funds

Supplement dated November 21, 2023 to the Credit Bond Funds Prospectus, dated July 31, 2023, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO ESG Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Income Fund, PIMCO Low Duration Credit Fund and PIMCO Low Duration Income Fund (each, a “Fund” and together, the “Funds”)

Effective January 4, 2024, the final sentence in the eighth paragraph in the “Principal Investment Strategies” section of the PIMCO ESG Income Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Effective January 4, 2024, the final sentence in the second paragraph in the “Principal Investment Strategies” section of the PIMCO High Yield Spectrum Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 20% (plus or minus) of the Benchmark’s foreign currency exposure, which as of May 31, 2023 was 0.00%.

Effective January 4, 2024, the final sentence in the third paragraph in the “Principal Investment Strategies” section of the PIMCO Income Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Effective January 4, 2024, the final sentence in the third paragraph in the “Principal Investment Strategies” section of the PIMCO Low Duration Credit Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Effective January 4, 2024, the final sentence in the third paragraph in the “Principal Investment Strategies” section of the PIMCO Low Duration Income Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 15% of its total assets.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_112123

PIMCO Funds

Supplement dated November 21, 2023 to the Statement of Additional Information (the “SAI”)

dated July 31, 2023, as supplemented from time to time

Disclosure Related to the PIMCO ESG Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Income Fund, PIMCO Low Duration Credit Fund and PIMCO Low Duration Income Fund (each, a “Fund” and together, the “Funds”)

Effective January 4, 2024, the first sentence of the first paragraph of the “Investment Restrictions — Non-Fundamental Investment Restrictions — Currency Hedging” section of the SAI is deleted in its entirety and replaced with the following:

The Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except for the PIMCO Climate Bond Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Diversified Income Fund, PIMCO Dynamic Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO International Bond Fund (Unhedged), PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Core Asset Allocation Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Opportunities Fund, PIMCO Low Duration Income Fund, PIMCO Preferred and Capital Securities Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund, PIMCO StocksPLUS® Small Fund, PIMCO Total Return Fund IV, PIMCO Total Return Fund V, PIMCO Total Return ESG Fund, and PIMCO TRENDS Managed Futures Strategy Fund, will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Effective January 4, 2024, the eighth bullet point in the first paragraph to the “Investment Restrictions — Non-Fundamental Investment Restrictions — Currency Hedging” section of the SAI is deleted in its entirety and replaced with the following bullet points:

•

Each of the PIMCO Preferred and Capital Securities Fund and PIMCO CommoditiesPLUS® Strategy Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

•	The PIMCO Low Duration Income Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 15% of its total assets.

Effective January 4, 2024, the ninth bullet point in the first paragraph to the “Investment Restrictions — Non-Fundamental Investment Restrictions — Currency Hedging” section of the SAI is deleted in its entirety and replaced with the following:

•	The PIMCO High Yield Spectrum Fund will normally limit its currency exposure to within 20% (plus or minus) of the Fund’s benchmark index.

Effective January 4, 2024, the tenth bullet point in the first paragraph to the “Investment Restrictions — Non-Fundamental Investment Restrictions — Currency Hedging” section of the SAI is deleted in its entirety.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_112123